Summary of significant accounting policies (Effect of change in estimate) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effect of change in estimate:
Gross profit	$ 242,165,556	$ 298,997,866	$ 280,035,282
Net income	48,515,730	126,356,264	156,997,595
Basic	$ 0.32	$ 0.87	$ 1.09
Diluted	$ 0.29	$ 0.85	$ 1.08
Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Percentage completion	54.90%
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Real estate development projects affected by changes in estimates	11
Gross profit	10,800,000	54,300,000	19,900,000
Net income	$ 8,100,000	$ 40,700,000	$ 14,900,000
Basic	$ 0.05	$ 0.28	$ 0.10
Diluted	$ 0.05	$ 0.27	$ 0.10